Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Institutional Money Market Fund), Class E)	0 Months Ended
Sep. 28, 2012
(Oppenheimer Institutional Money Market Fund) | Class E
Bar Chart Table:
Annual Return 2007	5.36%
Annual Return 2008	3.14%
Annual Return 2009	0.58%
Annual Return 2010	0.23%
Annual Return 2011	0.18%